Other assets - Schedule of Other Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Insurance contract assets	£ 1	£ 0
Reinsurance contract assets	442	372
Investment in joint ventures and associates	401	385
Property, plant and equipment:	12,530	10,660
Settlement balances and items in the course of collection from banks	912	658
Prepayments	1,455	1,224
Deferred acquisition and origination costs	39	54
Other assets	1,364	1,183
Total other assets	17,144	14,536	[1]	£ 15,142
Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	2,862	2,532
Premises
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	920	871
Equipment
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,170	1,285
Operating lease assets
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	6,523	4,816
Right-of-use assets (note 28)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 1,055	£ 1,156

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.